INVESTMENTS IN SUBSIDIARIES - Schedule of Partnership's Material Subsidiaries (Details)	8 Months Ended	12 Months Ended
	Aug. 27, 2018	Dec. 31, 2018	Dec. 31, 2017
GGP
Disclosure of subsidiaries
Proportion of ownership interests/voting rights held by the partnership	34.00%
Brookfield Property L.P.
Disclosure of subsidiaries
Economic interest		49.00%	37.00%
Voting interest		100.00%	100.00%
BPY Bermuda IV Holdings L.P.
Disclosure of subsidiaries
Economic interest		100.00%	100.00%
Voting interest		100.00%	100.00%
Brookfield BPY Retail Holdings II Inc.
Disclosure of subsidiaries
Economic interest		100.00%	100.00%
Voting interest		100.00%	100.00%
BPY Bermuda Holdings Limited
Disclosure of subsidiaries
Economic interest		100.00%	100.00%
Voting interest		100.00%	100.00%
BPY Bermuda Holdings II Limited
Disclosure of subsidiaries
Economic interest		100.00%	100.00%
Voting interest		100.00%	100.00%
Brookfield BPY Holdings Inc.
Disclosure of subsidiaries
Economic interest		100.00%	100.00%
Voting interest		100.00%	100.00%
BPY Bermuda Holdings IV Limited
Disclosure of subsidiaries
Economic interest		100.00%	100.00%
Voting interest		100.00%	100.00%
BPY Bermuda Holdings 1A Limited
Disclosure of subsidiaries
Economic interest		100.00%	100.00%
Voting interest		100.00%	100.00%
BPY Bermuda Holdings V Limited
Disclosure of subsidiaries
Economic interest		100.00%	100.00%
Voting interest		100.00%	100.00%
BPY Bermuda Holdings VI Limited
Disclosure of subsidiaries
Economic interest		100.00%	100.00%
Voting interest		100.00%	100.00%
Brookfield Office Properties Inc. (“BPO”)
Disclosure of subsidiaries
Economic interest		100.00%	100.00%
Voting interest		100.00%	100.00%
Brookfield BPY Holdings (Australia) ULC
Disclosure of subsidiaries
Economic interest		100.00%	100.00%
Voting interest		0.00%	0.00%
Forest City Realty Trust, Inc.
Disclosure of subsidiaries
Economic interest		15.00%	0.00%
Voting interest		0.00%	0.00%
BPR Retail Holdings LLC
Disclosure of subsidiaries
Economic interest		100.00%	0.00%
Voting interest		91.00%	0.00%
BSREP CARS Sub-Pooling LLC
Disclosure of subsidiaries
Economic interest		29.00%	29.00%
Voting interest		0.00%	0.00%
Center Parcs UK
Disclosure of subsidiaries
Economic interest		27.00%	27.00%
Voting interest		0.00%	0.00%
BSREP II Aries Pooling LLC
Disclosure of subsidiaries
Economic interest		26.00%	26.00%
Voting interest		0.00%	0.00%
BSREP UA Holdings LLC
Disclosure of subsidiaries
Economic interest		30.00%	30.00%
Voting interest		0.00%	0.00%
BSREP India Office Holdings Pte. Ltd.
Disclosure of subsidiaries
Economic interest		33.00%	33.00%
Voting interest		0.00%	0.00%
BSREP II Retail Upper Pooling LLC
Disclosure of subsidiaries
Economic interest		50.00%	50.00%
Voting interest		33.00%	33.00%
BSREP II Korea Office Holdings Pte. Ltd.
Disclosure of subsidiaries
Economic interest		22.00%	22.00%
Voting interest		0.00%	0.00%
BSREP II PBSA Ltd.
Disclosure of subsidiaries
Economic interest		25.00%	26.00%
Voting interest		0.00%	0.00%
BSREP II MH Holdings LLC
Disclosure of subsidiaries
Economic interest		26.00%	26.00%
Voting interest		0.00%	0.00%
GGP | GGP
Disclosure of subsidiaries
Proportion of ownership interests/voting rights held by the partnership	34.00%